Leases (Details) $ in Millions	12 Months Ended
Dec. 31, 2023 USD ($)
IfrsStatementLineItems [Line Items]
Right of use, beginning	$ 1,455
Additions and contact modifications	74
Depreciation	(190)
Translation adjustment	28
Right of use, ending	1,359
Transfer to asset held for sale	(8)
Ports [Member]
IfrsStatementLineItems [Line Items]
Right of use, beginning	657
Additions and contact modifications	24
Depreciation	(59)
Translation adjustment	6
Right of use, ending	628
Vessels [Member]
IfrsStatementLineItems [Line Items]
Right of use, beginning	453
Additions and contact modifications	4
Depreciation	(42)
Right of use, ending	415
Pelletizing Plants [Member]
IfrsStatementLineItems [Line Items]
Right of use, beginning	204
Additions and contact modifications	24
Depreciation	(51)
Translation adjustment	16
Right of use, ending	193
Properties [Member]
IfrsStatementLineItems [Line Items]
Right of use, beginning	87
Additions and contact modifications	12
Depreciation	(25)
Translation adjustment	6
Right of use, ending	80
Energy Plants [Member]
IfrsStatementLineItems [Line Items]
Right of use, beginning	39
Additions and contact modifications
Depreciation	(5)
Right of use, ending	34
Mning Equipment And Locomotives [Member]
IfrsStatementLineItems [Line Items]
Right of use, beginning	15
Additions and contact modifications	10
Depreciation	(8)
Right of use, ending	9
Transfer to asset held for sale	$ (8)